Short-term Investment and Investments Under Fair Value - Schedule of Short Term Investment and Investments Under Fair Value Measured on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)
Fair Value, Separate Account Investment [Line Items]
Short-term investments	¥ 0	$ 0	¥ 13,905
Short-term investments under fair value	88,256	12,869	37,953
Long-term investments under fair value, current	6,952	1,014	3,584
Long-term investments under fair value, non-current	143,886	20,981	99,571
Recurring Basis
Fair Value, Separate Account Investment [Line Items]
Short-term investments			13,905	$ 1,909
Short-term investments under fair value	88,256	12,869	37,953	5,211
Long-term investments under fair value, current	6,952	1,014	3,584	492
Long-term investments under fair value, non-current	143,886	$ 20,981	99,571	$ 13,672
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Separate Account Investment [Line Items]
Short-term investments			0
Short-term investments under fair value	0		37,953
Long-term investments under fair value, current	6,952		3,584
Long-term investments under fair value, non-current	73,301		34,251
Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Separate Account Investment [Line Items]
Short-term investments			13,905
Short-term investments under fair value	88,256		0
Long-term investments under fair value, current	0		0
Long-term investments under fair value, non-current	70,585		65,320
Recurring Basis | Significant Unobservable Inputs (Level 3)
Fair Value, Separate Account Investment [Line Items]
Short-term investments			0
Short-term investments under fair value	0		0
Long-term investments under fair value, current	0		0
Long-term investments under fair value, non-current	¥ 0		¥ 0